Goodwill and Intangible Assets (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($) $ / shares
Goodwill and Intangible Assets [Line Items]
Finite-lived intangible assets					$ 732	$ 831	$ 3,052
Number of Reporting Units	1
Finder's Fee Payment Capitalized	$ 2,200		$ 2,200					$ 2,300
Amortization of intangible assets	307	$ 25	523	$ 76	99	502
Stock Issued in Exchange for Intangibles [Member]
Goodwill and Intangible Assets [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares								$ 8
Finite-Lived Intangible Assets [Member]
Goodwill and Intangible Assets [Line Items]
Finite-lived intangible assets					$ 100	$ 500
Amortization of intangible assets	$ 300	$ 100	$ 500	$ 100